Income Taxes - Summary of Operating Loss Carryforwards (Details) (CAD)	Jan. 01, 2032	Jan. 01, 2031	Jan. 01, 2030	Jan. 01, 2029	Jan. 01, 2028	Jan. 01, 2027	Apr. 30, 2012
Expiration of Loss Carryforwards
Taxable Losses	593,671	1,563,073	210,191	140,425	98,796	42,609
Non Capital Losses							2,648,765